Document and Entity Information	Total
Institutional Shares | Context Strategic Global Equity Fund
Prospectus [Line Items]
Trading Symbol	CGPGX
Document Type	485BPOS
Document Period End Date	Jul. 19, 2016
Registrant Name	CONTEXT CAPITAL FUNDS
Central Index Key	0001589025
Amendment Flag	false
Trading Symbol	CALTX
Document Creation Date	Jul. 19, 2016
Document Effective Date	Jul. 19, 2016
Prospectus Date	Oct. 02, 2016